Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Wireless Acquisitions [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,082	$ 982
Accumulated amortization	550	771
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	5,825	5,825
Accumulated amortization	5,559	5,317
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	56	2,482
Accumulated amortization	42	2,438
Other Intangible Assets Subtotal [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	6,963	9,289
Accumulated amortization	6,151	8,526
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	275	284
Accumulated amortization	189	169
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	7,238	9,573
Accumulated amortization	$ 6,340	$ 8,695